Stradley Ronon Stevens & Young, LLP 2005 Market Street Suite 2600 Philadelphia, PA 19103-7018 Telephone (215) 564-8000 Fax (215) 564-8120

Brian Crowell

bcrowell@stradley.com

(215) 564-8082

1933 Act Rule 497(e)

1933 Act File No. 002-73948

1940 Act File No. 811-03258

December 18, 2017

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549-0505

Re:	DFA Investment Dimensions Group Inc. (the “Registrant”)

File Nos. 002-73948 and 811-03258

Ladies and Gentlemen:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (the “XBRL exhibits”). The XBRL exhibits reflect the Item 4 risk/return summary disclosure that was included in the supplement relating to the prospectus dated February 28, 2017 for the DFA Intermediate-Term Municipal Bond Portfolio, a series of the Registrant, that was filed with the U.S. Securities and Exchange Commission via the EDGAR system on December 6, 2017 (Accession No. 0001680289-17-000360) pursuant to Rule 497(e) under the 1933 Act.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ Brian Crowell

Brian Crowell